Condensed Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	0	9,519,809	3,575,085
Preferred stock, shares issued		9,087,965	2,047,939
Preferred stock, shares outstanding		9,087,965	2,047,939
Preferred stock, liquidation preference		$ 110,824	$ 49,531
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	0	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	11,851,717	4,707,053
Common stock, shares Issued	21,172,221	75,325	73,697
Common stock, Shares outstanding	21,172,221	75,325	73,697
Series A Convertible Preferred Stock [Member]
Preferred stock, authorized	0	404,671	406,712
Preferred stock, shares issued	0	339,863	339,863
Preferred stock, shares outstanding	0	339,863	339,863
Preferred stock, liquidation preference	0	2,987	13,209
Series B Convertible Preferred Stock [Member]
Preferred stock, authorized	0	1,708,076	3,168,373
Preferred stock, shares issued	0	1,708,076	1,708,076
Preferred stock, shares outstanding	0	1,708,076	1,708,076
Preferred stock, liquidation preference	0	15,014	36,322
Series C Convertible Preferred Stock [Member]
Preferred stock, authorized	0	7,407,062	0
Preferred stock, shares issued	0	7,040,026
Preferred stock, shares outstanding	0	7,040,026
Preferred stock, liquidation preference	$ 0	$ 92,823